Investments - Teekay Tankers - Ship-to-Ship Transfer Business - Summary of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended
	Jul. 31, 2015	Dec. 31, 2015	Jun. 30, 2016
ASSETS
Goodwill		$ 168,571	$ 176,631
Ship-to-ship transfer business [Member] | Customer Relationships [Member]
LIABILITIES
Acquired finite-lived intangible assets, weighted average useful life			10 years
Ship-to-ship transfer business [Member] | Customer Contracts [Member]
LIABILITIES
Acquired finite-lived intangible assets, weighted average useful life			7 years 7 months 6 days
Teekay Tankers [Member] | Ship-to-ship transfer business [Member]
ASSETS
Cash, cash equivalents and short-term restricted cash	$ 1,292
Accounts receivable	10,332
Prepaid expenses and other current assets	3,763
Vessels and equipment	6,475
Other assets	143
Goodwill	8,059
Total assets acquired	52,564
LIABILITIES
Accounts payable	(3,650)
Accrued liabilities	(3,276)
Total liabilities assumed	(6,926)
Net assets acquired	45,638
Finite-lived intangible assets, gross			$ 22,500
Finite-lived intangible assets, accumulated amortization			3,100
Finite-lived intangible assets, net			$ 19,400
Purchase price of acquisition	47,300
Teekay Tankers [Member] | Ship-to-ship transfer business [Member] | Preexisting Obligation [Member]
LIABILITIES
Purchase price of acquisition		$ 1,400
Teekay Tankers [Member] | Ship-to-ship transfer business [Member] | Customer Relationships [Member]
ASSETS
Intangible assets subject to amortization	17,901
Teekay Tankers [Member] | Ship-to-ship transfer business [Member] | Customer Contracts [Member]
ASSETS
Intangible assets subject to amortization	$ 4,599